Schedule of Investments (unaudited) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 3.0%
iShares National Muni Bond ETF (l)	2,750,000	$305,772,500

Total Investment Companies — 3.0% (Cost — $302,762,820)		305,772,500

	Par (000)

Municipal Bonds — 88.3%

Alabama — 3.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$15,955	16,068,919
City of Homewood Alabama, GO, , Refunding, 5.25%, 09/01/46	27,625	32,411,307
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,461,695
Southeast Alabama Gas Supply District, RB, Project #2, Series A, 4.00%, 06/01/49(b)	230,985	248,380,480
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	16,315	17,405,495
UAB Medicine Finance Authority, Refunding RB, Series B-2, 5.00%, 09/01/41	12,850	14,645,402

		332,373,298

Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	7,250	7,383,423

Arizona — 0.9%
City of Mesa Arizona Utility System, RB, Utility System, 5.00%, 07/01/35	30,000	32,024,100
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 07/01/44	3,440	3,766,250
Legacy Traditional Schools Project, Series A, 6.50%, 07/01/34(c)	2,000	2,203,580
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	3,500	3,860,675
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	2,280	2,356,380
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,750	4,287,337

Security	Par (000)	Value

Arizona (continued)
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	$32,385	$37,555,589
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	495	510,276
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project Electric System, Series A, 5.00%, 01/01/37	5,000	6,012,350

		92,576,537

California — 12.5%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	11,525	11,707,210
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	21,340	22,669,482
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 07/01/19(a)	26,655	26,953,536
Stanford Health Care, 4.00%, 11/15/40	5,000	5,383,850
California Statewide Communities Development Authority, RB:
Loma Linda University Medical Center, 5.25%, 12/01/48(c)	2,000	2,243,620
Sutter Health, Series A, 6.00%, 08/15/20(a)	11,600	12,322,680
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A, 5.00%, 05/01/37	20,135	24,051,862
City & County of San Francisco California Airports Commission, ARB, Second Series E:
6.00%, 05/01/19(a)	4,625	4,642,113
6.00%, 05/01/39	55,175	55,379,147
City & County of San Francisco California Airports Commission, Refunding ARB:
AMT, Series A, 5.00%, 05/01/38	21,200	25,240,508
AMT, Series A, 5.00%, 05/01/44	15,500	18,243,500
San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	20,000	22,705,200

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Water & Power, Refunding RB:
Series B, 5.00%, 07/01/43	$19,175	$22,809,813
Water System, Series A, 5.25%, 07/01/39	40,000	42,348,800
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E(a):
6.00%, 09/01/19	14,365	14,637,648
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 06/01/47	27,620	33,015,843
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	7,010	7,470,978
6.25%, 03/01/34	5,250	5,659,553
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,510	1,656,108
6.50%, 05/01/42	5,130	5,627,507
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 08/01/21(a)	3,750	4,204,088
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	12,830	13,950,700
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,734,107
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	14,090	14,019,409
Series A-1, 5.25%, 06/01/47	9,535	9,631,017
Series A-2, 5.00%, 06/01/47	38,070	37,879,269
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	95,950	115,116,012
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	19,000	22,454,960
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B:
5.25%, 07/01/37	13,500	16,171,920
5.25%, 07/01/38	15,000	17,921,850
5.25%, 07/01/39	7,000	8,342,810

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series A, 5.00%, 07/01/45	$27,500	$32,802,825
Modesto Irrigation District, COP(a):
6.00%, 04/01/19	3,450	3,450,000
Series A, 6.00%, 04/01/19	8,305	8,305,000
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	24,540	29,394,503
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 05/01/31	13,010	14,095,815
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	40,000	46,487,200
San Diego Public Facilities Financing Authority, Refunding RB, Series A:
5.00%, 05/15/39	10,000	11,681,500
Subordinated, 5.25%, 08/01/47	13,645	16,481,523
State of California, GO, Refunding:
Various Purpose, 5.25%, 10/01/39	20,100	23,630,163
Various Purposes, 5.00%, 08/01/36	50,000	60,644,500
State of California, GO, Various Purposes:
6.00%, 04/01/19(a)	33,235	33,235,000
6.50%, 04/01/19(a)	47,155	47,155,000
6.50%, 04/01/33	39,915	39,948,928
6.00%, 04/01/38	60,720	60,766,754
6.00%, 11/01/39	64,190	65,871,778
State of California Public Works Board, LRB, Various Capital Projects(a):
Sub-Series A-1, 6.00%, 03/01/20	14,125	14,727,290
Sub-Series I-1, 6.13%, 11/01/19	10,015	10,291,714
Sub-Series I-1, 6.38%, 11/01/19	11,680	12,019,538
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	6,895	6,895,758
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	70,308,816

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California, Refunding RB, General, Series AZ, 5.00%, 05/15/43	$45,000	$53,308,350

		1,293,697,055

Colorado — 1.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(c)	6,930	7,127,159
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	11,708,700
City & County of Denver Colorado, Refunding RB, United Airlines, Inc. Project, AMT, 5.00%, 10/01/32	40,475	43,424,009
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT:
5.00%, 12/01/37	41,130	48,407,542
5.25%, 12/01/43	22,620	26,832,296
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	4,673,806
Colorado Health Facilities Authority, Refunding RB, Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/47	2,500	2,732,850
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	35,286,300

		180,192,662

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, RB, Yale University Issue, Series T-2, 1.65%, 07/01/29(b)	13,985	13,983,741
Connecticut State Health & Educational Facilities Authority, Refunding RB, Yale University Issue, Series B-2, 5.00%, 07/01/37(b)	5,000	5,207,700
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	2,000	2,069,380

		21,260,821

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,283,845

District of Columbia — 3.9%
District of Columbia, GO, Refunding, , 5.00%, 10/15/44	34,600	41,377,448
District of Columbia, GO, Series A:
5.00%, 06/01/41	20,000	23,094,800
Series D, 5.00%, 06/01/42	36,295	42,456,439
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	21,063,164

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Series B:
5.25%, 10/01/40	$48,060	$55,878,882
5.25%, 10/01/44	63,075	73,244,582
Metropolitan Washington Airports Authority, Refunding ARB, AMT, Series A, 5.00%, 10/01/36	12,000	14,205,720
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	5,845,998
Washington Metropolitan Area Transit Authority, RB:
5.00%, 07/01/43	34,130	39,672,371
Series B, 5.00%, 07/01/42	68,700	79,960,617

		396,800,021

Florida — 6.2%
Capital Trust Agency, Inc., RB, University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/58(c)	8,600	8,443,222
City of Tampa Florida, Special Assessment Bonds, Green Bonds, Central and Lower Basis Stormwater Improvements:
5.25%, 05/01/43	13,220	15,728,891
5.25%, 05/01/46	15,430	18,354,602
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	7,681,275
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	4,980	5,112,518
County of Hillsborough Florida District Port Authority, ARB, Series A, 5.25%, 06/01/48	8,375	9,849,084
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,260,847
Series A, 5.50%, 10/01/42	5,375	6,015,754
Series B, AMT, 6.25%, 10/01/38	5,000	5,755,900
Series B, AMT, 6.00%, 10/01/42	2,350	2,676,415
County of Miami-Dade Florida, Refunding RB, 5.00%, 10/01/41	5,000	5,741,100
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	117,130	134,399,647
County of Miami-Dade Florida Transit System, RB, 4.00%, 07/01/44	10,000	10,686,200

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 06/01/27	$10,010	$10,705,295
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	44,795	51,364,635
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 05/01/33	820	822,821
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.70%, 05/01/39(d)	1,160	1,173,897
4.88%, 05/01/49(d)	1,250	1,264,837
Del Webb Project, 5.00%, 05/01/37(c)	1,655	1,708,208
Del Webb Project, 5.13%, 05/01/47(c)	1,990	2,043,551
Lakewood National & Polo Run Projects, 4.63%, 05/01/27	1,745	1,805,028
Lakewood National & Polo Run Projects, 5.25%, 05/01/37	2,760	2,904,569
Lakewood National & Polo Run Projects, 5.38%, 05/01/47	4,785	5,019,561
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	11,125	12,646,010
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	20,000	22,962,400
State of Florida, GO, Board of Education, Series E, 5.00%, 06/01/37	29,730	30,798,496
State of Florida, GO, Refunding, Series A(d):
5.00%, 06/01/20	32,365	33,646,330
5.00%, 06/01/21	23,870	25,624,206
5.00%, 06/01/22	135,780	150,220,203
5.00%, 06/01/23	34,120	38,805,017
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(e)(f)	147	94,270
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, 5.00%, 04/01/48	10,000	11,229,200

		642,543,989

Georgia — 0.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	30,000	32,368,500

Security	Par (000)	Value

Georgia (continued)
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	$3,625	$3,712,616
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	5,520	6,159,547
4.00%, 04/01/48(b)	25,435	27,377,980
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	20,000	25,012,600

		94,631,243

Hawaii — 0.3%
State of Hawaii, GO, Series FT, 5.00%, 01/01/38	15,000	17,836,650
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	12,615	14,559,098

		32,395,748

Illinois — 8.6%
Chicago Board of Education, GO, Series D, Dedicated Revenues, Series H:
5.00%, 12/01/36	4,620	4,930,048
5.00%, 12/01/46	4,475	4,691,635
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	12,760	13,785,904
Dedicated Revenues, Series F, 5.00%, 12/01/24	9,585	10,292,565
Dedicated Revenues, Series G, 5.00%, 12/01/34	5,000	5,372,500
Series B, 4.00%, 12/01/35	11,640	11,160,083
Series C, 5.00%, 12/01/23	4,310	4,604,287
Series C, 5.00%, 12/01/24	4,445	4,773,130
Series C, 5.00%, 12/01/26	3,060	3,325,455
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	15,895	16,309,065
Series C, 5.25%, 12/01/39	7,275	7,658,247
5.00%, 12/01/46	9,805	10,276,522
5.00%, 12/01/46	25,350	26,087,685
City of Chicago Illinois, GO, Refunding Series A(d):
5.00%, 01/01/44	8,670	9,193,755
5.50%, 01/01/49	3,110	3,431,481
City of Chicago Illinois, Refunding ARB, Senior Lien, Series B, 5.00%, 01/01/41	5,420	6,096,416

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/35	$5,000	$5,886,100
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series C, 6.50%, 01/01/21(a)	29,835	32,407,970
Senior Lien, Series D, 5.25%, 01/01/42	49,415	57,191,933
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.50%, 01/01/34	5,380	5,994,719
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B:
5.00%, 01/01/38	38,230	43,844,458
5.00%, 01/01/39	59,885	68,504,847
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 08/15/41	6,500	7,056,075
Carle Foundation, Series A (AGM), 6.00%, 08/15/41	19,285	20,934,832
DePaul University, Series A, 6.13%, 04/01/21(a)	11,935	12,985,041
Memorial Health System, Series A, 5.25%, 07/01/44	8,370	9,152,344
Rush University Medical Center, Series C, 6.38%, 05/01/19(a)	2,860	2,871,125
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	4,220	4,315,667
Central Dupage Health, Series B, 5.75%, 11/01/19(a)	6,000	6,144,660
Northwestern Memorial Healthcare, Series A, 5.00%, 07/15/42	23,695	27,164,185
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	40,655	41,316,050
OSF Healthcare System, 6.00%, 05/15/20(a)	7,875	8,255,914
OSF Healthcare System, 6.00%, 05/15/39	2,470	2,544,619
Presence Health Network, Series C, 5.00%, 02/15/41	28,920	32,904,308
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21(a)	13,865	15,160,130
5.00%, 06/01/26	15,000	17,750,400
State of Illinois, GO:
Series B, 5.00%, 11/01/19	25,000	25,430,250
Series C, 5.00%, 11/01/29	14,525	15,924,048
Series D, 5.00%, 11/01/22	1,000	1,078,130
Series D, 5.00%, 11/01/27	10,000	11,091,700
Series D, 5.00%, 11/01/28	120,000	132,411,600

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, RB:
Senior, Series B, 5.00%, 01/01/41	$30,000	$33,993,300
Series A, 5.00%, 01/01/42	58,795	68,265,698
Series B, 5.00%, 01/01/40	23,520	26,606,294
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	8,565	8,576,220

		887,751,395

Indiana — 0.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	3,870	4,469,424
7.00%, 01/01/44	7,330	8,517,680
Indiana Finance Authority, RB, Green Bonds, Series A, 5.00%, 02/01/38	27,040	32,702,176
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 05/01/31	290	290,972
Trinity Health, 5.63%, 12/01/19(a)	7,000	7,187,040

		53,167,292

Iowa — 0.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	18,750	21,323,438
Series A (AGC), 5.63%, 08/15/19(a)	5,240	5,318,024
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(b)	47,270	50,645,078
Midwestern Disaster Area, 5.50%, 12/01/22	120	120,134
Midwestern Disaster Area, 5.25%, 12/01/25	2,500	2,694,450
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	3,220	3,359,136
5.50%, 12/01/25	2,140	2,233,753
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	4,810	4,810,289

		90,504,302

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 0.4%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	$30,210	$36,344,443

Kentucky — 1.9%
Kentucky Public Energy Authority, RB(b):
Gas Supply, Series C-1, 4.00%, 12/01/49	100,000	108,301,000
Series A, 4.00%, 04/01/48	17,330	18,607,048
Series A-1, 4.00%, 12/01/49	67,000	72,619,960

		199,528,008

Louisiana — 0.5%
Jefferson Sales Tax District, RB, Special Sales Tax, Series B (AGM), 5.00%, 12/01/42	12,160	14,171,021
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(c)	2,485	2,532,464
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	17,185	18,318,694
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/41	14,555	16,556,312

		51,578,491

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	5,365	5,953,058

Maryland — 0.2%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A:
4.50%, 09/01/33	2,735	2,855,668
5.00%, 09/01/38	1,400	1,497,076
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(g)	2,700	3,031,128
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	11,000	11,873,510

		19,257,382

Security	Par (000)	Value

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A:
5.25%, 04/01/42	$42,000	$49,765,800
5.25%, 04/01/47	91,000	107,319,030
Commonwealth of Massachusetts, GOL:
Consolidated Loan, Series E, 5.25%, 09/01/43	14,830	17,937,033
Series F, 5.00%, 11/01/40	9,350	11,001,303
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.00%, 06/01/42	10,000	11,641,800
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.25%, 01/01/42	9,655	10,889,295
Foxborough Regional Charter School, 7.00%, 07/01/20(a)	1,375	1,467,703
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, Series A, 5.00%, 01/01/40	3,735	4,202,398
Newbridge on the Charles, Inc., 5.00%, 10/01/37(c)	1,000	1,074,420
Newbridge on the Charles, Inc., 5.00%, 10/01/47(c)	1,250	1,321,763
Massachusetts Port Authority, Refunding ARB, AMT, Series B, 5.00%, 07/01/43	10,000	11,340,700
Massachusetts School Building Authority, RB, Sub Series B:
4.00%, 02/15/41	12,420	12,967,349
4.00%, 02/15/42	10,000	10,424,600
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Refunding RB, Series B, 5.00%, 01/01/30	5,000	5,121,100
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	70,754,512
5.25%, 11/01/47	14,425	17,302,932

		344,531,738

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.9%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	$6,485	$6,996,472
Grand Ledge Public Schools, GO, (Q-SBLF):
5.00%, 05/01/41	4,735	5,596,533
5.00%, 05/01/44	6,000	7,062,000
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/35	27,730	32,731,938
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,010	5,579,837
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	39,010	43,700,953
Trinity Health Credit Group, Series A, 5.00%, 12/01/37	33,905	39,527,127
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	16,470	18,765,753
Oakland University, RB, 5.00%, 03/01/41	3,000	3,358,050
Royal Oak Hospital Finance Authority Michigan, Refunding RB:
Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	10,010	10,970,359
William Beaumont Hospital, Series W, 6.00%, 08/01/19(a)	5,145	5,218,985
State of Michigan Building Authority, Refunding RB, Series I, 5.00%, 04/15/41	16,000	18,325,440

		197,833,447

Missouri — 0.1%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 07/01/29	1,175	1,188,089
Health & Educational Facilities Authority of the State of Missouri, RB, Saint Johns University, Series A, 5.00%, 10/01/46	8,500	9,966,590

		11,154,679

Security	Par (000)	Value

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A:
5.25%, 05/15/37	$405	$424,886
5.25%, 05/15/47	1,500	1,564,335
5.25%, 05/15/52	1,500	1,559,175

		3,548,396

Nebraska — 0.3%
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A:
5.25%, 02/01/42	14,265	16,311,457
5.25%, 02/01/46	14,670	16,759,448

		33,070,905

Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	12,925	12,925,000
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	57,700	59,312,138
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	80,000	92,537,600
Nevada Department of Business & Industry, RB, Series A(c):
5.00%, 07/15/37	875	914,742
5.00%, 07/15/47	1,400	1,447,936
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(c):
4.50%, 12/15/29	400	420,280
5.00%, 12/15/38	685	720,771
5.00%, 12/15/48	810	842,667

		169,121,134

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(c):
Series B, 4.63%, 11/01/42	9,085	9,194,474
Series C, AMT, 4.88%, 11/01/42	3,700	3,772,927
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(a)	15,605	15,832,053

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Refunding RB, Dartmouth-Hitchcock Obligated Group Issue, Series A:
5.00%, 08/01/36	$4,000	$4,607,960
5.00%, 08/01/37	3,250	3,725,182

		37,132,596

New Jersey — 5.5%
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 03/01/21	5,000	5,400,200
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(c)	5,180	5,215,587
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	5,340	5,768,962
New Jersey EDA, RB, Series WW, 5.25%, 06/15/40	14,965	16,211,435
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,280	8,564,170
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	4,800	5,476,320
Series B, 5.50%, 06/15/30	45,895	52,815,966
New Jersey Educational Facilities Authority, Refunding RB:
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	3,000	3,420,480
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(a)	2,870	2,896,232
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(a)	9,200	9,289,700
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(a)	34,385	37,758,512
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/35	7,375	8,656,111
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/38	11,950	13,834,156
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	22,245	25,632,246

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	$12,110	$13,827,077
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.75%, 12/01/27	250	268,330
Series 1, 5.75%, 12/01/28	205	219,781
Student Loan, Series 1B, 2.95%, 12/01/28	16,000	16,475,360
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 01/01/36	32,500	38,495,600
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	10,965	12,223,672
Transportation Program Bonds, Series S, 4.00%, 06/15/36	7,615	7,750,623
Transportation System, Series A, 6.00%, 06/15/35	2,155	2,311,281
Transportation System, Series A, 5.00%, 06/15/42	5,715	5,943,771
Transportation System, Series AA, 5.50%, 06/15/39	39,890	42,838,669
Transportation System, Series C, 5.25%, 06/15/32	19,810	21,767,426
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	29,140	33,052,628
Transportation System, 5.00%, 12/15/36	10,610	11,756,941
Transportation System, 5.00%, 12/15/33	43,625	48,879,195
Transportation System, 5.00%, 12/15/34	34,880	38,946,659
Transportation System, 5.00%, 12/15/35	6,000	6,675,540
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/40	7,585	8,859,963
Series G, 5.00%, 01/01/37	27,230	32,108,254
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	10,350	11,477,943
Sub-Series B, 5.00%, 06/01/46	15,000	15,822,450

		570,641,240

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	$230	$266,775

New York — 13.5%
City of New York, GO:
Sub-Series D-1, 5.00%, 12/01/44	17,915	21,207,060
Sub-Series F-1, 5.00%, 04/01/43	62,410	73,256,234
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 06/15/37	7,525	9,063,562
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution Subseries, 5.25%, 06/15/37	40,000	47,818,800
City of New York Transitional Finance Authority Building Aid Revenue, RB, Series S-3, 5.25%, 07/15/45	31,165	37,331,930
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	13,100	15,506,470
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Sub Series A-1, 5.00%, 05/01/40	19,970	22,996,453
Subordinate, Series C-3, 5.00%, 05/01/40	30,000	35,552,100
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	29,790	35,386,349
Series EE, 5.00%, 06/15/40	39,240	46,289,074
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(c)	8,100	8,325,180
5.00%, 06/01/45	16,695	16,525,546
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	4,325	4,429,319
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, 5.75%, 02/15/47	3,435	3,682,595

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/37	$11,045	$12,933,474
5.00%, 02/15/42	25,000	28,928,000
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 05/01/19(a)	56,950	57,156,728
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	33,558,900
Sub-Series D-1, 5.25%, 11/15/44	37,840	42,745,956
Metropolitan Transportation Authority, Refunding RB:
New York Transpotation Revenue, Green Bonds, Series A-1, 5.00%, 11/15/48(b)	10,625	12,201,750
Series B, 5.00%, 11/15/37	31,075	35,514,685
SubSeries C-1, 5.25%, 11/15/31	11,550	13,520,545
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1:
5.00%, 07/15/37	33,885	37,098,315
5.00%, 07/15/43	25,800	30,337,188
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Series A-1, 5.00%, 08/01/42	10,500	12,446,175
Subordinate, Series C-3, 5.00%, 05/01/39	15,000	17,810,400
New York City Water & Sewer System, Refunding RB:
2nd General Resolution Series CC, 5.25%, 06/15/46	65,965	77,064,931
2nd General Resolution Sub Series CC1, 5.00%, 06/15/37	25,000	29,373,750
2nd General Resolution, Series EE-2, 5.00%, 06/15/40	52,100	62,813,844
Series DD-2, Block 5, 5.00%, 06/15/40	43,865	51,744,909
Series EE, 5.25%, 06/15/36	15,500	18,734,385
New York State Dormitory Authority, RB, Bid Group 3, Series A, 5.00%, 03/15/41	30,750	36,336,967
New York State Dormitory Authority, Refunding RB, Bid Group 4:
Series C, 5.00%, 03/15/43	6,185	7,282,466
Series E, 5.00%, 03/15/44	10,000	11,856,900
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	5,115	5,556,578

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	$6,000	$6,295,800
5.00%, 08/01/31	48,265	50,268,963
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(c)	5,190	5,303,713
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	37,020	42,575,962
195th Series, AMT, 5.00%, 04/01/36	11,720	13,558,048
Consolidated, 198th Series, 5.25%, 11/15/56	50,000	58,279,000
Consolidated, 205th Series, 5.25%, 11/15/39	10,580	12,756,518
Consolidated, Series 198, 5.00%, 11/15/41	10,165	11,796,991
State of New York Dormitory Authority, RB:
Sales Tax, Series A-Group C, 5.00%, 03/15/43	19,020	22,072,330
Series A, 5.00%, 02/15/42	10,000	11,531,500
State of New York Dormitory Authority, Refunding RB, Group 3, Series E:
5.00%, 03/15/40	39,205	46,771,957
5.00%, 03/15/41	30,150	35,896,891
State of New York HFA, Refunding RB, Affordable Housing, Series F (SONYMA), 1.70%, 05/01/50(b)	6,385	6,384,553
Triborough Bridge & Tunnel Authority, RB, General, MTA Bridges & Tunnels, Series A, 5.00%, 11/15/46	18,755	22,167,097
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.25%, 11/15/45	7,805	9,016,726
TSASC, Inc., Refunding RB, Tobacco Settlement Bonds, Subordinate, Series B, 5.00%, 06/01/48	3,365	3,368,365
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	23,250	26,186,940
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,500	2,559,275

		1,399,178,147

Security	Par (000)	Value

North Carolina — 0.0%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	$3,000	$3,072,510

Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB:
6.25%, 06/01/37(h)	15,450	15,496,968
Asset-Backed, Senior Turbo Term, Series A-2, 5.75%, 06/01/34	3,355	3,237,642
Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	35,405	34,521,999
Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	7,980	7,998,434
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(c):
6.38%, 01/15/43	1,500	1,570,470
6.50%, 01/15/52	3,335	3,491,979
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A(a):
5.75%, 11/15/21	500	553,150
6.00%, 11/15/21	4,415	4,912,526
6.50%, 11/15/21	12,690	14,278,661
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 05/01/34	6,900	6,921,528
State of Ohio, GO, Series A, 5.00%, 02/01/38	20,690	23,911,847
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 02/15/39	7,500	8,346,375

		125,241,579

Oklahoma — 0.1%
Oklahoma City Airport Trust, RB, Junior Lien, AMT, 5.00%, 07/01/43	5,000	5,714,250
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/43	4,085	4,726,753

		10,441,003

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project (c):
5.00%, 05/01/27	$3,250	$3,627,780
5.00%, 05/01/32	3,750	4,139,888
5.00%, 05/01/42	6,305	6,781,532
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 05/15/20(g)	600	618,846
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/29	6,670	6,713,822
6.00%, 06/01/19(a)	6,090	6,134,518
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 06/01/19(a)	3,295	3,319,086
6.00%, 06/01/36	595	598,612
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,265	2,545,701
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	3,475	3,486,051
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	35,000	41,937,700
Series B, 5.25%, 12/01/39	3,560	3,973,280
Series B (BAM), 5.25%, 12/01/44	8,000	8,946,560
Sub-Series A, 5.50%, 12/01/46	46,430	54,382,066
Sub-Series B-1, 5.25%, 06/01/47	74,500	84,532,170
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	1,195	1,282,605
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	24,632,520
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	30,000	33,441,300

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Gas Works Co, Refunding RB, 1988 General Ordinance, Series Fifteenth, 5.00%, 08/01/42	$15,000	$17,000,700

		308,094,737

Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	550	556,067
4.75%, 07/01/53	31,079	29,468,175
5.00%, 07/01/58	61,853	61,113,857

		91,138,099

Rhode Island — 0.3%
Rhode Island Student Loan Authority, RB, Senior, Series A, AMT, 2.88%, 12/01/35(d)	22,715	22,547,363
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	10,185,100

		32,732,463

South Carolina — 2.2%
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(b)	155,440	167,988,671
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(a)	4,455	4,957,747
Palmetto Health (AGM), 6.25%, 08/01/21(a)	1,525	1,688,770
Prisma Health Obligated Group, 5.00%, 05/01/43	12,000	13,647,960
South Carolina Jobs-Economic Development Authority, Refunding RB, the Woodlands at Furman, 5.25%, 11/15/37	6,005	6,501,133
South Carolina Ports Authority, ARB, AMT:
5.00%, 07/01/35	6,250	7,295,750
5.00%, 07/01/36	6,380	7,419,876
5.00%, 07/01/37	3,750	4,338,075
5.00%, 07/01/43	9,950	11,354,343

		225,192,325

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 0.8%
Tennergy Corp., RB, Series A, 5.00%, 02/01/50(b)	$72,730	$82,819,833

Texas — 6.3%
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 07/15/20	6,535	6,734,971
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/39	10,200	12,035,388
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	30,645	30,807,112
6.00%, 05/15/19	1,705	1,714,122
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/42	40,545	47,460,355
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23 (a)	3,700	4,404,407
6.38%, 01/01/33	465	517,759
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	9,775	10,071,964
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Christus Health, Series B, 5.00%, 07/01/43	45,000	51,280,200
Scott & White Healthcare, 6.00%, 08/15/20(a)	3,700	3,921,112
Scott & White Healthcare, 6.00%, 08/15/20(a)	46,300	49,066,888
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	20,000	21,477,800
Little Elm Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/46	32,495	38,386,019

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB:
5.50%, 05/15/30	$6,085	$6,936,170
LCRA Transmission Services, 5.00%, 05/15/44	5,000	5,755,800
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(c)	14,625	15,192,889
New Hope Cultural Education Facilities Corp., RB, Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(c)	2,000	2,017,220
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A, 5.13%, 08/15/47(c)	2,085	2,099,428
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 09/01/21(a)	4,815	5,315,808
North Texas Tollway Authority, Refunding RB:
6.00%, 01/01/25	2,365	2,372,402
1st Tier System, 6.00%, 01/01/21(a)	11,490	12,363,585
1st Tier-Series A, 5.00%, 01/01/43	40,000	46,496,000
State of Texas, GO, Transportation Commission Highway Improvement, 5.00%, 04/01/39	20,000	22,374,800
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	48,215	51,136,829
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	33,065	34,245,751
Texas Water Development Board, RB:
Series A, 5.00%, 10/15/42	10,000	11,843,100
State Water Implementation Fund, Series A, 5.00%, 10/15/43	42,550	50,150,706
State Water Implementation Fund, Series B, 4.00%, 10/15/43	27,625	29,845,221
State Water Implementation Revenue, 5.25%, 10/15/46	64,170	75,926,586

		651,950,392

Utah — 1.0%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	22,500	25,728,975
County of Utah, Utah, RB, IHC Health Services, Inc., Series A, 5.00%, 05/15/41	44,970	51,515,383

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/43	$10,000	$11,532,400
5.25%, 07/01/48	7,500	8,776,950
Utah State Charter School Finance Authority, Refunding RB, The Freedom Academy Foundation Project(c):
5.25%, 06/15/37	3,795	3,868,130
5.38%, 06/15/48	4,740	4,797,544

		106,219,382

Virginia — 0.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 03/01/46	1,815	1,907,510
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	134,399
5.00%, 07/01/48	370	392,548
5.00%, 07/01/51	430	455,280
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	25,515	28,006,284

		30,896,021

Washington — 1.9%
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.25%, 05/01/42	48,000	56,075,520
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	27,570,915
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 01/01/45	21,355	23,519,756
MultiCare Health System, Series B (AGC), 6.00%, 08/15/19(a)	2,000	2,032,160
Swedish Health Services, Series A, 6.75%, 05/15/21(a)	16,000	17,710,080
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	10,125,315
Multicare Health System, Series B, 5.00%, 08/15/37	10,680	12,453,307
Washington State Convention Center Public Facilities District, RB:
5.00%, 07/01/37	9,150	10,657,097
Sub, 5.00%, 07/01/43	30,970	35,474,277

		195,618,427

Security	Par (000)	Value

Wisconsin — 0.3%
Public Finance Authority, RB(c):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	$1,715	$1,840,967
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,715	1,850,914
American Preparatory AcAdemy, 5.38%, 07/15/52	6,760	7,093,335
Delray Beach Radiation Therapy, 7.00%, 11/01/46	6,385	6,946,369
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	5,900	6,425,395
WhiteStone, Retirement Facilities First Mortgage Revenue, 5.00%, 03/01/37(c)	760	815,898
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/39	7,000	7,966,630

		32,939,508

Total Municipal Bonds — 88.3% (Cost — $8,821,418,177)		9,134,058,349

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, Series C, 5.00%, 11/15/46	$73,875	$83,289,348

California — 1.1%
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	100,000	116,462,000

Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(b)(c)(j)	35,000	41,471,675

Massachusetts — 1.7%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series E, 5.25%, 09/01/43(b)(c)	75,000	90,675,000
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48(j)	72,785	86,725,631

		177,400,631

Nevada — 0.9%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/43	74,740	87,546,699

Security	Par (000)	Value

New York — 0.9%
Triborough Bridge & Tunnel Authority, Refunding RB, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	$78,250	$92,069,733

Texas — 0.9%
Grand Parkway Transportation Corp., RB, Subordinate Tire Tela Supported, Series A, 5.00%, 10/01/43(j)	79,060	92,990,767

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.7% (Cost — $671,985,133)		691,230,853

Total Long-Term Investments — 98.0% (Cost — $9,796,166,130)		10,131,061,702

	Shares

Short-Term Securities — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.38%(k)(l)	551,347,498	551,457,768

Total Short-Term Securities — 5.3% (Cost — $551,397,396)		551,457,768

Total Investments — 103.3% (Cost — $10,347,563,526)		10,682,519,470

Liabilities in Excess of Other Assets — (6.2)%		(636,874,821)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — 2.9%		295,730,271

Net Assets — 100.0%		$10,341,374,920

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between February 15, 2026 to June 1, 2026 is $98,364,352.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 6/30/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	91,132,514	460,214,984	(b)	—	551,347,498	$551,457,768	$3,773,837	$(34,868)	$51,714
iShares National Muni Bond ETF	—	2,750,000		—	2,750,000	305,772,500	222,031	—	3,009,680

						$857,230,268	$3,995,868	$(34,868)	$3,061,394

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

ETF — Exchange-Traded Fund

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

Q-SBLF — Qualified School Bond Loan Fund

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	5,776	06/19/19	$717,488	$(6,963,179)
Long U.S. Treasury Bond	5,034	06/19/19	753,370	(16,536,103)
5-Year U.S. Treasury Note	1,722	06/28/19	199,456	(1,005,612)

				$(24,504,894)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock National Municipal Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$305,772,500	$9,825,289,202	$—	$10,131,061,702
Short-Term Securities	551,457,768	—	—	551,457,768

	$857,230,268	$9,825,289,202	$—	$10,682,519,470

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(24,504,894)	$—	$—	$(24,504,894)

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $294,359,972 are categorized as Level 2 within the disclosure hierarchy

During the period ended March 31, 2019, there were no transfers between levels.

17